SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Other Payables and Accrued Expenses
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)

Payroll and related amounts	$21	$204
Accrued expenses	263	273
Royalties to the Government of Israel	26	20
	$310	$497